SHARE CAPITAL (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 24, 2018	Dec. 31, 2016
Class of Stock [Line Items]
Shares issued under ATM program (in shares)		11,037,273	11,868	0
Net proceeds from issuance of shares		$ 98,415,000	$ 85,000	$ 0
Share issued as consideration for Trafigura acquisition (in shares)	16,035,856	16,035,856	0	0
Shares issued for purchase of assets, grant date fair value (in dollars per share)	$ 7.92	$ 7.92
Share capital, shares outstanding (in shares)		196,894,321	169,821,192	169,809,324		169,809,324
At-The-Market Offering
Class of Stock [Line Items]
Equity distribution agreement, maximum value of shares authorized					$ 100,000,000.0
Shares issued under ATM program (in shares)		11,037,273